Accounts Receivables and Accrued Revenues - Schedule of accounts receivables and accrued revenues (Detail) - CAD ($) $ in Millions	12 Months Ended	48 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Trade and Accruals	$ 2,962	$ 2,548
Prepaids and Deposits	402	486
Partner Advances	0	371
Joint Operations Receivables	51	225
Other	58	240
Accounts Receivable and Accrued Revenues	3,473	3,870
Insurance proceeds	$ 0	$ 135